Income tax expense (Tables)	12 Months Ended
Dec. 31, 2022
Income tax expense
Summary of income tax expense

	2022	2021	2020
	£m	£m	£m
UK corporation tax at 19.0% (2021: 19.0%; 2020: 19.0%)	17	9	9
Overseas taxation	59	48	61
Adjustment in respect of previous periods	2	(3)	(3)
Total current tax	78	54	67
Deferred tax (credit)/expense	(3)	21	(17)
Deferred tax adjustment in respect of previous periods	(11)	(13)	(6)
Total deferred tax	(14)	8	(23)
Total income tax expense	64	62	44

Summary of reconciliation between income tax expense and accounting loss

	2022	2021	2020
	£m	£m	£m
Profit before tax	296	325	230
Tax calculated at domestic tax rates applicable to profits in the respective countries	69	77	56
Adjustment in respect of previous periods	(9)	(16)	(9)
Expenses not deductible for tax purposes – one-off and adjusting items[1]	9	3	—
Expenses not deductible for tax purposes – other	3	3	2
Income not subject to tax	(5)	(1)	(1)
Impairment of goodwill	5	—	3
Goodwill deductions and revaluation of intangible assets	—	(2)	(1)
Utilisation of previously unrecognised tax losses	—	(1)	(1)
Deferred tax recognised on losses	(1)	(3)	(2)
Deferred tax impact of change in tax rates	(7)	(4)	(9)
Provisions utilised for which no deferred tax assets were recognised	(1)	(1)	(1)
Overseas withholding tax suffered	1	1	1
Local business taxes	1	1	2
Foreign exchange differences	—	1	1
US BEAT liability	—	5	3
Other	(1)	(1)	—
Total tax expense	64	62	44

1. One-off and adjusting items are disclosed at Note A7.